UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 7920

Western Asset High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME

OPPORTUNITY FUND INC.

FORM N-Q

DECEMBER 31, 2007

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited)	December 31, 2007

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 90.5%
Aerospace & Defense — 1.7%
$995,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$999,975
	DRS Technologies Inc., Senior Subordinated Notes:
850,000	6.625% due 2/1/16	843,625
1,405,000	7.625% due 2/1/18	1,429,588
3,895,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (a)(b)	3,865,787
1,460,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	1,416,200
	Total Aerospace & Defense	8,555,175
Airlines — 2.6%
	Continental Airlines Inc.:
1,010,000	Notes, 8.750% due 12/1/11	956,975
	Pass-Through Certificates:
297,069	8.312% due 4/2/11	292,228
930,000	7.339% due 4/19/14	857,925
3,950,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	4,187,000
1,110,000	Delta Air Lines Inc., 8.954% due 8/10/14 (a)	1,087,800
	United Airlines Inc., Pass-Through Certificates:
1,045,000	6.831% due 9/1/08	1,213,977
2,268,135	7.811% due 10/1/09	2,676,399
962,968	8.030% due 7/1/11	1,121,858
460,000	6.932% due 9/1/11	547,400
	Total Airlines	12,941,562
Auto Components — 1.7%
	Allison Transmission Inc.:
970,000	11.000% due 11/1/15 (a)	887,550
1,920,000	11.250% due 11/1/15 (a)(b)	1,704,000
1,820,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,346,800
5,400,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	4,806,000
	Total Auto Components	8,744,350
Automobiles — 1.7%
505,000	Ford Motor Co., Debentures, 8.900% due 1/15/32	393,900
	General Motors Corp.:
1,330,000	Notes, 7.200% due 1/15/11	1,226,925
	Senior Debentures:
1,350,000	8.250% due 7/15/23	1,080,000
5,040,000	8.375% due 7/15/33	4,082,400
2,125,000	Senior Notes, 7.125% due 7/15/13	1,848,750
	Total Automobiles	8,631,975
Building Products — 1.5%
	Associated Materials Inc.:
5,640,000	Senior Discount Notes, step bond to yield 12.271% due 3/1/14	3,637,800
225,000	Senior Subordinated Notes, 9.750% due 4/15/12	230,625
1,390,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,118,950
3,890,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.354% due 3/1/14	2,295,100
	Total Building Products	7,282,475
Chemicals — 1.4%
	Georgia Gulf Corp., Senior Notes:
1,895,000	9.500% due 10/15/14	1,520,738
850,000	10.750% due 10/15/16	573,750

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Chemicals — 1.4% (continued)
$800,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	$852,000
1,440,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,551,600
2,870,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	2,195,550
494,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	469,300
	Total Chemicals	7,162,938
Commercial Banks — 0.4%
500,000	ATF Capital BV, Senior Notes, 9.250 % due 2/21/14 (a)	506,250
	TuranAlem Finance BV, Bonds:
1,530,000	8.250% due 1/22/37 (a)	1,311,975
470,000	8.250% due 1/22/37 (a)	401,850
	Total Commercial Banks	2,220,075
Commercial Services & Supplies — 2.5%
2,705,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,556,225
1,120,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	1,097,600
525,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	462,000
4,100,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	4,289,625
2,150,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	2,262,875
1,255,000	Rental Services Corp., 9.500% due 12/1/14	1,129,500
1,110,000	US Investigations Services Inc., 11.750% due 5/1/16 (a)	971,250
	Total Commercial Services & Supplies	12,769,075
Communications Equipment — 0.5%
3,140,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,610,125
Consumer Finance — 4.3%
1,655,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	1,270,212
	Ford Motor Credit Co.:
	Notes:
925,000	7.875% due 6/15/10	853,925
2,535,000	9.693% due 4/15/12 (c)	2,493,591
1,140,000	7.000% due 10/1/13	953,412
	Senior Notes:
1,037,000	10.241% due 6/15/11 (c)	983,817
2,245,000	9.875% due 8/10/11	2,124,940
1,190,000	7.993% due 1/13/12 (c)	1,000,392
1,140,000	8.000% due 12/15/16	969,784
	General Motors Acceptance Corp.:
8,080,000	Bonds, 8.000% due 11/1/31	6,794,238
4,660,000	Notes, 6.875% due 8/28/12	3,908,603
	Total Consumer Finance	21,352,914
Containers & Packaging — 0.7%
2,745,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	2,724,412
955,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	959,775
725,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	9,063
	Total Containers & Packaging	3,693,250
Diversified Consumer Services — 0.5%
1,175,000	Education Management LLC/Education Management Finance Corp., Senior Notes, 8.750% due 6/1/14	1,185,281

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Diversified Consumer Services — 0.5% (continued)
$1,225,000	Service Corp. International, Debentures, 7.875% due 2/1/13	$1,237,587
	Total Diversified Consumer Services	2,422,868
Diversified Financial Services — 1.9%
1,085,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	881,562
1,250,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,184,375
	Leucadia National Corp.:
450,000	7.125% due 3/15/17	418,500
1,220,000	Senior Notes, 8.125% due 9/15/15	1,226,100
	Residential Capital LLC:
1,115,000	8.544% due 4/17/09 (a)(c)	554,713
710,000	8.375% due 6/30/15	433,100
1,990,000	Notes, 7.875% due 6/30/10	1,283,550
2,385,000	Senior Notes, 7.500% due 2/22/11	1,496,587
1,730,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 13.681% due 10/1/15 (c)	1,288,850
765,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	740,138
	Total Diversified Financial Services	9,507,475
Diversified Telecommunication Services — 6.1%
385,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	335,913
	Citizens Communications Co.:
160,000	7.050% due 10/1/46	130,400
2,185,000	Senior Notes, 7.875% due 1/15/27	2,092,137
1,555,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (d)(e)(f)	0
	Hawaiian Telcom Communications Inc.:
350,000	9.750% due 5/1/13	349,125
480,000	Senior Subordinated Notes, 12.500% due 5/1/15	498,000
3,745,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	3,885,437
720,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	727,200
570,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	564,300
	Level 3 Financing Inc.:
3,210,000	9.250% due 11/1/14	2,921,100
420,000	9.150% due 2/15/15 (c)	355,950
2,200,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	2,266,000
	Qwest Communications International Inc., Senior Notes:
250,000	8.369% due 2/15/09 (c)	251,250
1,440,000	7.500% due 2/15/14	1,443,600
4,245,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	3,396,000
	Virgin Media Finance PLC, Senior Notes:
585,000	8.750% due 4/15/14	583,538
3,022,000	9.125% due 8/15/16	3,006,890
4,195,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	4,593,525
2,990,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	3,154,450
	Total Diversified Telecommunication Services	30,554,815
Electric Utilities — 1.7%
2,350,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	2,573,250
3,720,000	Texas Competitive Electric Holding Co. LLC, 10.500% due 11/1/16 (a)(b)	3,692,100
2,335,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	2,048,963
	Total Electric Utilities	8,314,313

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
$575,000	Senior Notes, 9.500% due 10/15/15	$528,281
1,240,000	Senior Secured Notes, 7.875% due 10/15/14	1,184,200
	Total Electronic Equipment & Instruments	1,712,481
Energy Equipment & Services — 2.3%
2,305,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	3,079,874
1,900,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,847,750
1,810,000	Key Energy Services Inc., 8.375% due 12/1/14 (a)	1,859,775
625,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	645,312
60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	67,146
3,270,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	3,803,867
	Total Energy Equipment & Services	11,303,724
Food & Staples Retailing — 0.4%
1,506,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,748,731
Food Products — 0.5%
	Dole Food Co. Inc., Senior Notes:
2,025,000	7.250% due 6/15/10	1,852,875
575,000	8.875% due 3/15/11	534,750
	Total Food Products	2,387,625
Gas Utilities — 0.6%
2,890,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	2,817,750
Health Care Equipment & Supplies — 0.2%
1,130,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	1,045,250
Health Care Providers & Services — 5.5%
780,000	Community Health Systems Inc., 8.875% due 7/15/15	798,525
	DaVita Inc.:
1,340,000	Senior Notes, 6.625% due 3/15/13	1,340,000
1,640,000	Senior Subordinated Notes, 7.250% due 3/15/15	1,652,300
	HCA Inc.:
1,640,000	9.250% due 11/15/16	1,726,100
3,920,000	Debentures, 7.500% due 11/15/95	3,015,440
	Notes:
1,150,000	6.375% due 1/15/15	977,500
970,000	7.690% due 6/15/25	807,914
40,000	Senior Notes, 6.250% due 2/15/13	35,200
2,885,000	Senior Secured Notes, 9.625% due 11/15/16 (b)	3,058,100
2,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,688,375
570,000	Reable Therapeutics Finance LLC, 10.875% due 11/15/14 (a)	561,450
	Tenet Healthcare Corp., Senior Notes:
2,310,000	6.375% due 12/1/11	2,113,650
4,250,000	7.375% due 2/1/13	3,740,000
640,000	9.875% due 7/1/14	612,800
	Universal Hospital Services Inc.:
530,000	8.288% due 6/1/15 (c)	532,650
1,990,000	8.500% due 6/1/15 (b)	2,019,850
2,450,000	US Oncology Holdings Inc., 10.759% due 3/15/12 (b)(c)	2,045,750
	Total Health Care Providers & Services	27,725,604

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 4.8%
$2,345,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (d)	$902,825
1,325,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	1,376,782
1,450,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	1,326,750
800,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	752,000
1,095,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,040,250
445,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	388,263
2,625,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	1,561,875
1,210,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	1,173,700
2,515,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	2,628,175
2,150,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	2,031,750
700,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	686,000
	MGM MIRAGE Inc.:
1,130,000	Notes, 6.750% due 9/1/12	1,105,988
	Senior Notes:
360,000	7.500% due 6/1/16	358,200
1,425,000	7.625% due 1/15/17	1,414,312
225,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	212,625
520,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	527,800
2,290,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	2,473,200
1,155,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,022,175
	Snoqualmie Entertainment Authority, Senior Secured Notes:
545,000	9.063% due 2/1/14 (a)(c)	517,750
430,000	9.125% due 2/1/15 (a)	417,100
	Station Casinos Inc.:
	Senior Notes:
80,000	6.000% due 4/1/12	71,600
1,865,000	7.750% due 8/15/16	1,692,487
	Senior Subordinated Notes:
135,000	6.875% due 3/1/16	99,225
165,000	6.625% due 3/15/18	113,850
	Total Hotels, Restaurants & Leisure	23,894,682
Household Durables — 2.0%
200,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	195,500
1,140,000	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	1,108,371
1,950,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	1,686,750
2,150,000	K Hovnanian Enterprises Inc., Senior Notes, 7.500% due 5/15/16	1,515,750
	KB Home:
1,385,000	7.750% due 2/1/10	1,288,050
260,000	Senior Subordinated Notes, 8.625% due 12/15/08	256,100
1,790,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,825,800
2,210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.128% due 9/1/12	2,000,050
	Total Household Durables	9,876,371
Household Products — 0.2%
1,235,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,247,350
Independent Power Producers & Energy Traders — 8.2%
1,035,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	1,006,676
	AES Corp.:

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Independent Power Producers & Energy Traders — 8.2% (continued)
$3,415,000	8.000% due 10/15/17 (a)	$3,508,913
1,855,000	Senior Notes, 9.500% due 6/1/09	1,929,200
	Dynegy Holdings Inc.:
1,890,000	7.750% due 6/1/19	1,752,975
2,090,000	Senior Debentures, 7.625% due 10/15/26	1,786,950
320,000	Dynegy Inc., 7.670% due 11/8/16	318,400
	Edison Mission Energy, Senior Notes:
1,670,000	7.750% due 6/15/16	1,728,450
1,400,000	7.200% due 5/15/19	1,382,500
1,785,000	7.625% due 5/15/27	1,686,825
	Energy Future Holdings, Senior Notes:
90,000	10.875% due 11/1/17 (a)	90,900
15,150,000	11.250% due 11/1/17 (a)(b)	15,377,250
	Mirant Mid Atlantic LLC:
964,551	10.060% due 12/30/28	1,152,639
500,936	Pass-Through Certificates, 9.125% due 6/30/17	554,786
1,920,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,934,400
	NRG Energy Inc., Senior Notes:
500,000	7.250% due 2/1/14	488,750
6,120,000	7.375% due 2/1/16	5,982,300
165,000	7.375% due 1/15/17	161,288
520,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	381,893
	Total Independent Power Producers & Energy Traders	41,225,095
IT Services — 1.5%
1,090,000	Ceridian Corp., 12.250% due 11/15/15 (a)(b)	1,019,150
	First Data Corp.:
250,000	5.625% due 11/1/11	198,349
2,390,000	9.875% due 9/24/15 (a)	2,225,687
	SunGard Data Systems Inc.:
775,000	Senior Notes, 9.125% due 8/15/13	792,438
3,020,000	Senior Subordinated Notes, 10.250% due 8/15/15	3,103,050
	Total IT Services	7,338,674
Machinery — 0.3%
730,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	693,500
640,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	651,200
	Total Machinery	1,344,700
Media — 7.1%
2,810,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	2,771,362
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
705,000	Senior Accreting Notes, 12.125% due 1/15/15	447,675
4,015,000	Senior Notes, 11.750% due 5/15/14	2,559,562
4,990,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	4,091,800
1,930,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	1,901,050
540,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	399,600
850,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	663,000
1,690,000	CMP Susquehanna Corp., 9.875% due 5/15/14	1,275,950
	CSC Holdings Inc.:
	Senior Debentures:
80,000	8.125% due 8/15/09	81,600
225,000	7.625% due 7/15/18	207,844
	Senior Notes:
1,320,000	8.125% due 7/15/09	1,344,750

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Media — 7.1% (continued)
$840,000	7.625% due 4/1/11	$842,100
760,000	6.750% due 4/15/12	730,550
1,416,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	1,476,180
	EchoStar DBS Corp., Senior Notes:
1,150,000	6.625% due 10/1/14	1,147,125
2,950,000	7.125% due 2/1/16	3,023,750
2,575,000	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	2,542,305
1,330,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,226,925
500	ION Media Networks Inc., 11.000% due 7/31/13	253
	R.H. Donnelley Corp.:
1,475,000	Senior Discount Notes, 6.875% due 1/15/13	1,327,500
	Senior Notes:
2,675,000	8.875% due 1/15/16	2,514,500
70,000	8.875% due 10/15/17 (a)	65,100
1,060,000	Sun Media Corp., 7.625% due 2/15/13	1,037,475
	TL Acquisitions Inc.:
1,080,000	Senior Notes, 10.500% due 1/15/15 (a)	1,043,550
1,790,000	Senior Subordinated Notes, step bond to yield 13.249% due 7/15/15 (a)	1,425,288
1,250,000	XM Satellite Radio Inc., Senior Notes, 9.411% due 5/1/13 (c)	1,181,250
	Total Media	35,328,044
Metals & Mining — 4.0%
6,320,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	6,794,000
880,000	Metals USA Holdings Corp., Senior Notes, 11.231% due 7/1/12 (a)(b)(c)	726,000
3,720,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	3,868,800
490,000	Noranda Aluminium Acquisition Corp., 8.738% due 5/15/15 (a)(b)(c)	414,050
1,310,000	Noranda Aluminium Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(b)(c)	1,120,050
2,245,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	2,121,525
2,870,000	Ryerson Inc., 12.000% due 11/1/15 (a)	2,848,475
795,000	Steel Dynamics Inc., 7.375% due 11/1/12 (a)	802,950
1,695,000	Tube City IMS Corp., 9.750% due 2/1/15	1,533,975
	Total Metals & Mining	20,229,825
Multiline Retail — 1.4%
3,845,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	3,047,162
	Neiman Marcus Group Inc.:
150,000	7.125% due 6/1/28	135,750
1,450,000	Senior Notes, 9.000% due 10/15/15 (b)	1,502,563
2,385,000	Senior Subordinated Notes, 10.375% due 10/15/15	2,495,306
	Total Multiline Retail	7,180,781
Oil, Gas & Consumable Fuels — 7.8%
2,652,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	2,691,780
	Chesapeake Energy Corp., Senior Notes:
2,845,000	6.625% due 1/15/16	2,795,212
140,000	6.500% due 8/15/17	135,800
1,180,000	6.250% due 1/15/18	1,138,700
570,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	579,975
660,283	Corral Finans AB, 10.243% due 4/15/10 (a)(b)(c)	604,159
	El Paso Corp., Medium-Term Notes:
690,000	7.800% due 8/1/31	703,701
6,275,000	7.750% due 1/15/32	6,400,983
	Enterprise Products Operating LP:
425,000	7.034% due 1/15/68 (c)	385,906

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 7.8% (continued)
$1,310,000	Junior Subordinated Notes, 8.375% due 8/1/66 (c)	$1,343,270
2,500,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,418,750
1,905,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,828,800
	Mariner Energy Inc., Senior Notes:
940,000	7.500% due 4/15/13	909,450
555,000	8.000% due 5/15/17	530,719
1,175,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	1,169,125
785,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	830,138
	Petroplus Finance Ltd.:
630,000	6.750% due 5/1/14 (a)	589,838
1,150,000	Senior Note, 7.000% due 5/1/17 (a)	1,058,000
2,905,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	2,774,275
100,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	97,000
1,325,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	1,248,812
1,275,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,268,625
	Williams Cos. Inc.:
	Notes:
2,580,000	7.875% due 9/1/21	2,873,475
2,780,000	8.750% due 3/15/32	3,412,450
1,125,000	Senior Notes, 7.625% due 7/15/19	1,224,844
	Total Oil, Gas & Consumable Fuels	39,013,787
Paper & Forest Products — 2.4%
	Abitibi-Consolidated Co. of Canada:
	Notes:
410,000	7.750% due 6/15/11	321,850
1,300,000	8.491% due 6/15/11 (c)	1,033,500
945,000	Senior Notes, 8.375% due 4/1/15	706,387
	Abitibi-Consolidated Inc.:
1,030,000	7.875% due 8/1/09	986,225
1,270,000	Debentures, 7.400% due 4/1/18	841,375
520,000	Notes, 8.550% due 8/1/10	457,600
	Appleton Papers Inc.:
125,000	Senior Notes, 8.125% due 6/15/11	123,281
2,650,000	Senior Subordinated Notes, 9.750% due 6/15/14	2,636,750
	NewPage Corp.:
1,200,000	10.000% due 5/1/12 (a)	1,212,000
2,485,000	Senior Secured Notes, 11.161% due 5/1/12 (c)	2,575,081
675,000	Senior Subordinated Notes, 12.000% due 5/1/13	700,313
470,000	Newpage Holding Corp., 11.818% due 11/1/13 (b)(c)	453,550
	Total Paper & Forest Products	12,047,912
Pharmaceuticals — 0.7%
4,870,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	3,335,950
Real Estate Investment Trusts (REITs) — 0.5%
75,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	72,750
535,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	184,575
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
610,000	6.500% due 6/1/16	600,850
1,405,000	6.750% due 4/1/17	1,397,975
	Total Real Estate Investment Trusts (REITs)	2,256,150
Real Estate Management & Development — 0.7%
1,270,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	819,150
	Realogy Corp.:

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Real Estate Management & Development — 0.7% (continued)
$340,000	Senior Notes, 10.500% due 4/15/14 (a)	$255,000
3,920,000	Senior Subordinated Notes, 12.375% due 4/15/15 (a)	2,479,400
	Total Real Estate Management & Development	3,553,550
Road & Rail — 1.9%
2,570,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	2,704,925
	Hertz Corp.:
725,000	Senior Notes, 8.875% due 1/1/14	738,594
4,870,000	Senior Subordinated Notes, 10.500% due 1/1/16	5,064,800
	Kansas City Southern de Mexico:
470,000	7.625% due 12/1/13	465,887
520,000	Senior Notes, 7.375% due 6/1/14 (a)	507,000
105,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	105,656
	Total Road & Rail	9,586,862
Software — 0.2%
1,370,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	1,191,900
Specialty Retail — 0.7%
	AutoNation Inc., Senior Notes:
660,000	7.243% due 4/15/13 (c)	612,150
345,000	7.000% due 4/15/14	328,613
1,250,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,075,000
365,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	388,725
1,120,000	Michaels Stores Inc., 10.000% due 11/1/14	1,069,600
	Total Specialty Retail	3,474,088
Textiles, Apparel & Luxury Goods — 0.4%
3,010,000	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14	2,242,450
Thrifts & Mortgage Finance — 1.0%
5,500,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	4,812,500
Tobacco — 0.3%
	Alliance One International Inc.:
385,000	8.500% due 5/15/12	377,300
1,130,000	Senior Notes, 11.000% due 5/15/12	1,186,500
	Total Tobacco	1,563,800
Trading Companies & Distributors — 1.2%
1,140,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	1,014,600
3,175,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	2,952,750
2,410,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	2,253,350
	Total Trading Companies & Distributors	6,220,700
Transportation Infrastructure — 0.5%
	Saint Acquisition Corp.:
2,625,000	Secured Notes, 12.500% due 5/15/17 (a)	1,368,281
2,055,000	Senior Secured Notes, 12.619% due 5/15/15 (a)(c)	1,071,169
	Total Transportation Infrastructure	2,439,450
Wireless Telecommunication Services — 3.7%
1,340,000	ALLTEL Communications Inc., 10.375% due 12/1/17 (a)(b)	1,239,500
760,000	MetroPCS Wireless Inc., 9.250% due 11/1/14	718,200
	Rural Cellular Corp.:
1,490,000	8.124% due 6/1/13 (c)	1,519,800

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Wireless Telecommunication Services — 3.7% (continued)
$2,040,000	Senior Secured Notes, 8.250% due 3/15/12	$2,126,700
	Sprint Capital Corp.:
5,550,000	Notes, 8.750% due 3/15/32	6,272,765
3,250,000	Senior Notes, 6.875% due 11/15/28	3,090,464
3,700,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	3,755,500
	Total Wireless Telecommunication Services	18,722,929
	TOTAL CORPORATE BONDS & NOTES (Cost — $476,770,422)	453,632,100
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
9,956,016	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (d)(e)(f) * (Cost - $11,102,032)	0
COLLATERALIZED SENIOR LOANS — 3.0%
Auto Components — 0.4%
2,250,000	Allison Transmission, Term Loan B, 8.170% due 8/7/14 (c)	2,106,160
Containers & Packaging — 0.4%
2,515,900	Berry Plastics Corp., Senior Term Loan, 12.244% due 6/15/14 (c)	2,176,254
IT Services — 0.8%
4,000,000	First Data Corp., Term Loan, 7.960% due 10/15/14 (c)	3,808,856
Oil, Gas & Consumable Fuels — 1.2%
4,500,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (c)	4,488,750
1,500,000	Stallion Oilfield Services, Term Loan, 9.384% due 7/31/12 (c)	1,425,000
	Total Oil, Gas & Consumable Fuels	5,913,750
Trading Companies & Distributors — 0.2%
1,060,200	Penhall International Corp., Term Loan, 12.393% due 4/1/12 (a)(c)	943,578
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $15,409,587)	14,948,598
SOVEREIGN BOND — 1.1%
Russia — 1.1%
4,643,100	Russian Federation, 7.500% due 3/31/30 (a) (Cost - $5,101,841)	5,304,742

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
4,660,992	Home Interiors & Gifts Inc. (e)(f) *	5
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
73,499	Aurora Foods Inc. (e)(f) *	0
MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (e)(f) *	0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
3,736	McLeodUSA Inc., Class A Shares (e)(f) *	0
20,125	Pagemart Wireless (e)(f) *	201

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Shares	Security	Value
	TOTAL TELECOMMUNICATION SERVICES	$201
	TOTAL COMMON STOCKS (Cost — $2,167,617)	206
PREFERRED STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.3%
Automobiles — 0.3%
22,300	Ford Motor Co., 7.400%	329,148
17,100	Ford Motor Co., 8.000%	278,901
1,600	Ford Motor Co., Series F, 7.550%	23,584
900	General Motors Corp., 7.250%	14,040
10,100	General Motors Corp., Senior Notes, 7.250%	160,287
2,600	General Motors Corp., Senior Notes, 7.375%	41,424
31,700	General Motors Corp., Senior Notes, 7.500%	532,560
	Total Automobiles	1,379,944
Media — 0.0%
4	ION Media Networks Inc., Series B, 12.000% *	24,200
	TOTAL CONSUMER DISCRETIONARY	1,404,144
FINANCIALS — 0.2%
Diversified Financial Services — 0.0%
3,400	Preferred Plus, Trust Series FRD-1, 7.400%	48,722
8,400	Saturns, Series F 2003-5, 8.125%	137,760
	Total Diversified Financial Services	186,482
Thrifts & Mortgage Finance — 0.2%
46,000	Federal National Mortgage Association (FNMA), 8.250%	1,184,500
	TOTAL FINANCIALS	1,370,982
	TOTAL PREFERRED STOCKS (Cost — $2,839,800)	2,775,126

Warrants
WARRANTS — 0.0%
1,705	Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(f) *	0
1,555	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(f) *	0
1,185	IWO Holdings Inc., Expires 1/15/11(a)(e)(f) *	0
1,000	Jazztel PLC, Expires 7/15/10(a)(e)(f) *	0
1,765	Merrill Corp., Class B Shares, Expires 5/1/09(a)(e)(f) *	0
3,510	Viasystems Group Inc., Expires 1/12/10(e)(f) *	0
	TOTAL WARRANTS (Cost — $623,616)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $514,014,915)	476,660,772

Face Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 2.2%
$11,025,000	Morgan Stanley tri-party repurchase agreement dated 12/31/07, 4.250% due 1/2/08; Proceeds at maturity - $11,027,603; (Fully collateralized by various U.S. government agency obligations, 0.000% due 1/02/08 to 1/10/08; Market value - $11,247,579) (Cost - $11,025,000)	11,025,000
Sovereign Bonds — 0.9%
	Egypt Treasury Bills:
13,250,000	Zero coupon bond to yield 7.217% due 11/4/08	2,261,237

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face Amount	Security	Value
Sovereign Bonds — 0.9% (continued)
$12,850,000	Zero coupon bond to yield 7.231% due 11/11/08	$2,189,829
	Total Sovereign Bonds (Cost — $4,498,069)	4,451,066
	TOTAL SHORT-TERM INVESTMENTS (Cost — $15,523,069)	15,476,066
	TOTAL INVESTMENTS — 98.2% (Cost — $529,537,984#)	492,136,838
	Other Assets in Excess of Liabilities — 1.8%	8,836,160
	TOTAL NET ASSETS — 100.0%	$500,972,998

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.
(d)	Security is currently in default.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1.)
(f)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks.  The yields of high yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,081,085
Gross unrealized depreciation	(49,482,231)
Net unrealized depreciation	$(37,401,146)

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	February 28, 2008